Retirement and Severance Benefits (Weighted-average assumptions) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Discount rate	2.40%	2.50%
Rate of compensation increase	2.60%	2.60%
Pension Costs [Member]
Discount rate	2.50%	2.60%	2.50%
Expected long-term return on plan assets	2.90%	3.00%	3.40%
Rate of compensation increase	2.60%	2.70%	2.70%